Investments and assets and liabilities held for sale, Assets and liabilities classified as held for sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets [Abstract]
Cash and cash equivalents	R$ 84,687	R$ 31,083	R$ 47,793	R$ 113,104
Trade accounts receivable	778,106	722,493
Taxes recoverable	101,870	117,782	92,085
Total current assets	908,728	913,166	748,677	725,631
Non-current assets [Abstract]
Property, plant and equipment	689,451	694,453	691,773	695,616
Intangible assets	588,238	553,832	607,125	650,358
Total non-current assets	1,475,114	1,434,850	1,539,580	1,629,745
Total assets	2,383,842	2,348,016	2,288,257	2,355,376
Current liabilities [Abstract]
Loans and financing	14,139	16,732	64,133
Trade accounts payable	128,113	108,435	96,475
Labor payable	117,925	106,908	97,580
Tax liabilities	169,505	295,279	214,794
Other current liabilities	32,992	29,470	6,591
Total current liabilities	615,357	2,279,359	1,998,764	1,128,582
Non-current liabilities	2,224,389	805,713	670,622	1,362,290
Capital	17	108,104	108,104
Accumulated losses	(1,520,751)	(1,564,544)	(1,203,754)
Total equity	(455,904)	(737,056)	(381,129)	R$ (135,496)
Total liabilities and equity	2,383,842	2,348,016	R$ 2,288,257
Dona Juana [Member]
Current liabilities [Abstract]
Total equity	(34,471)	(36,008)
Assets and Liabilities Classified as Held for Sale [Member] | Dona Juana [Member]
Current assets [Abstract]
Cash and cash equivalents	3,092	1,416
Trade accounts receivable	7,581	8,152
Taxes recoverable	436	198
Advances to suppliers	4,305	4,567
Other current assets	2,818	4,330
Total current assets	18,232	18,663
Non-current assets [Abstract]
Property, plant and equipment	8,862	8,573
Intangible assets	6,821	6,304
Other non-current assets	49	1,244
Total non-current assets	15,732	16,121
Total assets	33,964	34,784
Current liabilities [Abstract]
Loans and financing	29,714	33,846
Trade accounts payable	21,481	22,573
Labor payable	863	833
Tax liabilities	6,010	10,072
Other current liabilities	10,367	3,468
Total current liabilities	68,435	70,792
Non-current liabilities	0	0
Capital	6,858	6,858
Accumulated losses	(41,329)	(42,866)
Total equity	(34,471)	(36,008)
Total liabilities and equity	R$ 33,964	R$ 34,784